Trade accounts receivables - Breakdown of trade accounts receivable by maturity (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Dec. 31, 2026	Sep. 30, 2026	Dec. 31, 2025
Trade Accounts Receivables [Line Items]
Current financial assets		R$ 8,469,460	R$ 6,560,607
Current | Current
Trade Accounts Receivables [Line Items]
Current financial assets		7,291,657	5,794,713
Overdue | Up to 30 days
Trade Accounts Receivables [Line Items]
Current financial assets	R$ 599,405		465,967
Overdue | From 31 to 60 days
Trade Accounts Receivables [Line Items]
Current financial assets		286,324	89,398
Overdue | From 61 to 90 days
Trade Accounts Receivables [Line Items]
Current financial assets		37,659	44,305
Overdue | From 91 to 120 days
Trade Accounts Receivables [Line Items]
Current financial assets		45,841	21,225
Overdue | From 121 to 180 days
Trade Accounts Receivables [Line Items]
Current financial assets		88,177	45,072
Overdue | From 181 days
Trade Accounts Receivables [Line Items]
Current financial assets		R$ 120,397	R$ 99,927